Business combination - Narrative (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 15, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares
Business Acquisition [Line Items]
Goodwill		$ 28,714	$ 28,714	$ 26,829
Amortization expense			$ 3,349	$ 3,347	$ 2,826
Common stock par value per share (in USD per share) | ₪ / shares						₪ 0.00001	₪ 0.00001
Cyber Technology
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,810
Goodwill	1,885
Amortization expense		$ 72
Business Combination, Consideration Transferred	$ 3,803
Business Acquisition, Percentage of Voting Interests Acquired	100.00%